Investments (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 26, 2016
Investment [Line Items]
Investment made in company		$ 17,200,000	$ 18,600,000
New cost method investments		$ 4,400,000	9,400,000
Impairment of a cost method investment			6,000,000
Curetis AG
Investment [Line Items]
Investment shares owned		320,712
Fair value of investment		$ 3,500,000
Investment owned, at cost		2,300,000
Subsequent event
Investment [Line Items]
Face amount of debt instrument					$ 600,000
Other Income (Expense)
Investment [Line Items]
Impairment of a cost method investment		$ 2,200,000	4,800,000	$ 3,400,000
Research and Development Expense
Investment [Line Items]
Impairment of a cost method investment			$ 1,200,000
QIAGEN Finance
Investment [Line Items]
Ownership Percentage		100.00%
QIAGEN Finance
Investment [Line Items]
Repayments of convertible debt	$ 250,900,000